Jul. 30, 2015
Dreyfus Diversified Emerging Markets Fund
Dreyfus Diversified Emerging Markets Fund

July 30, 2015

DREYFUS INVESTMENT FUNDS

Dreyfus Diversified Emerging Markets Fund

Supplement to Summary and Statutory Prospectuses
dated February 1, 2015

Effective on or about September 1, 2015 (the Effective Date), the following information supplements and supersedes any contrary information contained in “Principal Investment Strategy” in the summary prospectus and “Fund Summary – Principal Investment Strategy” and “Fund Details – Goal and Approach” in the statutory prospectus:

The fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as subadvisers.  The fund also uses a “fund of funds” approach by investing in one or more underlying funds.   As of the Effective Date, the fund will allocate its assets among emerging market equity strategies employed by The Boston Company Asset Management, LLC (the TBCAM Strategy) and Mellon Capital Management Corporation (the Mellon Capital Strategy), each an affiliate of Dreyfus, and two affiliated underlying funds, Dreyfus Global Emerging Markets Fund, which is sub-advised by Newton Capital Management Limited (the Newton Fund) and Dreyfus Strategic Beta Emerging Markets Equity Fund, which is sub-advised by Mellon Capital Management Corporation (the Mellon Capital Fund).  Currently, the fund’s total assets are allocated as follows:

Strategy/Underlying Fund	% of Fund’s Total Assets
TBCAM Strategy	33.3%
Newton Fund	33.3%
Mellon Capital Strategy	25.0%
Mellon Capital Fund	8.3%

The fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  A subadviser will have complete discretion to invest its allocated portion of the fund’s assets as it deems appropriate, based on its particular investment process, philosophy, style and strategy.

Dreyfus determines the investment strategies and sets the target allocations.  Dreyfus will allocate new inflows and outflows of fund assets to the TBCAM Strategy, the Mellon Capital Strategy, the Newton Fund and the Mellon Capital Fund in accordance with the target weightings, and will rebalance the fund’s portfolio at least quarterly if the amount allocated to a particular investment strategy varies from the normal targeted allocation by 10% or more because of market fluctuations.

Mellon Capital Fund.  This underlying fund principally invests in common stocks and other equity securities of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. This underlying fund’s subadviser, Mellon Capital Management Corporation (Mellon Capital) applies a systematic, quantitative investment approach designed to identify and exploit relative misvaluations of the stock prices of emerging market companies based on their economic fundamentals.  Mellon Capital uses a proprietary methodology designed to rank and select stocks of emerging market companies based on fundamental company information. In this manner, the portfolio managers employ a "strategic beta" strategy to select and weight stocks for this underlying fund's portfolio using characteristics other than market capitalization. "Beta" is a measure of risk, specifically of the difference between a security's return and that of a benchmark such as this underlying fund's benchmark index. The portfolio managers first weight each stock based on the company's economic size determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA), and net total payout (including dividends and share repurchases). By weighting stocks based on the company's economic size instead of market capitalization, this underlying fund's portfolio managers seek to focus on companies with more attractive valuations for inclusion in the underlying fund's portfolio. Next, companies are ranked based on the quality and growth of their earnings. These metrics seek to identify high quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of emerging market companies in general. A company's sales and earnings and earnings quality and earnings growth contribute, in part, to its overall beta. The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth. The weights of the excluded companies are then reallocated to the remaining companies in the portfolio. Limitations may be placed on the weight of an individual stock in this underlying fund's portfolio for diversification purposes.

This underlying fund's portfolio managers manage risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. This underlying fund's portfolio is rebalanced semi-annually, using the above-described construction methodology.

As of the Effective Date, the following information supplements information contained in “Fund Details – Goal and Approach” in the statutory prospectus:

Description of the Mellon Capital Fund

The following describes the investment strategies employed by the Mellon Capital Fund.

This underlying fund normally invests in common stocks and other equity securities of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.  This underlying fund considers emerging market countries to be all countries represented in the uunderlying fund's benchmark index, the Morgan Stanley Capital International Emerging Markets Index, a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East.

This underlying fund invests principally in common stocks.  Although not part of this underlying fund's principal investment strategy, this underlying fund's investments in equity securities also may include convertible securities, preferred stocks, warrants, sponsored and unsponsored depositary receipts, such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), and publicly-traded real estate investment trust securities (REITs), including securities purchased in initial public offerings (IPOs) or shortly thereafter.  ADRs and GDRs represent indirect ownership interest in publicly-traded securities of non-U.S. issuers.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  This underlying fund may invest in equity securities of companies with any market capitalization.

Mellon Capital Management Corporation, an affiliate of Dreyfus, is this underlying fund's subadviser.  Mellon Capital applies a systematic, quantitative investment approach designed to identify and exploit relative misvaluations of the stock prices of emerging market companies based on their economic fundamentals.

This underlying fund's portfolio managers use a proprietary methodology designed to rank and select stocks of emerging market companies based on fundamental company information.  In this manner, the portfolio managers employ a "strategic beta" strategy to select and weight stocks for the fund's portfolio using characteristics other than market capitalization.  "Beta" is a measure of risk, specifically of the difference between a security's return and that of a benchmark such as the fund's benchmark index.  The portfolio managers first weight each stock based on the company's economic size determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA), and net total payout (including dividends and share repurchases).  By weighting stocks based on the company's economic size instead of market capitalization, the fund's portfolio managers seek to focus on companies with more attractive valuations for inclusion in the fund's portfolio.  Next, companies are ranked based on the quality and growth of their earnings.  These metrics seek to identify high quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of emerging market companies in general.  A company's sales and earnings and earnings quality and earnings growth contribute, in part, to its overall beta.  The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth.  The weights of the excluded companies are then reallocated to the remaining companies in the portfolio.  Limitations may be placed on the weight of an individual stock in the fund's portfolio for diversification purposes.

This underlying fund's portfolio managers manage risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.  This underlying fund's portfolio is rebalanced semi-annually, using the above-described construction methodology.

Although not a principal investment strategy, this underlying fund may, but is not required to, use derivatives, such as futures, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of this underlying fund.  A derivatives contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indices or currencies.  Although not a principal investment strategy, this underlying fund may invest in exchange-traded funds (ETFs) and may lend its portfolio securities to seek to generate additional return.